Description of Business, Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands			1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 07, 2017 USD ($)	Jan. 09, 2017 USD ($) shares	Jul. 31, 2016	Sep. 30, 2016 USD ($) BillingCycles	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) Segment shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 01, 2019 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Proceeds from issuance of Common Stock							$ 199,267	$ (4,947)
Warrants outstanding | shares						13,402,685
Number of reportable segment | Segment						2
Total revenues						$ 798,175	778,900	765,048
Change in customer deposits and unearned revenue						(3,140)	(2,273)	(4,978)
Cash and cash equivalents					$ 47,093	43,942	47,093
Restricted cash					700	500	700
Accounts receivable					75,032	71,917	75,032
Interest costs capitalized						1,200	1,100	1,700
Non-cash gain due to change in fair value of warrant liabilities					9,100	6,361	9,053
Advertising costs						$ 20,900	19,500	19,000
Lease contracts, term						The Company's lease contracts expire on various dates through 2043 and generally provide for renewal options of up to an additional ten years exercisable at our discretion.
Defined contribution plan by the company						$ 100	100	100
Customer Premise Equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life						3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Year through which lease contracts expire on various dates						Dec. 31, 2043
Lease contracts, additional renewal, term						10 years
Maximum | Buildings
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life						50 years
Maximum | Wireless communication systems
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life						20 years
Maximum | Furniture, equipment, vehicles and software
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life						17 years
Minimum | Buildings
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life						28 years
Minimum | Wireless communication systems
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life						2 years
Minimum | Furniture, equipment, vehicles and software
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life						2 years
Class A Units
Summary Of Significant Accounting Policies [Line Items]
Recapitalized stock units, shares | shares						157,339,668
Class B Units
Summary Of Significant Accounting Policies [Line Items]
Recapitalized stock units, shares | shares						44,177,149
Class C Units
Summary Of Significant Accounting Policies [Line Items]
Recapitalized stock units, shares | shares						39,142,787
Common Stock Class A and Class B [Member]
Summary Of Significant Accounting Policies [Line Items]
Proceeds from issuance of Common Stock						$ 199,300
2degrees
Summary Of Significant Accounting Policies [Line Items]
Percentage of ownership before conversion			62.50%
Percentage of ownership after conversion			62.90%
Cash and cash equivalents					3,200	12,100	3,200
2degrees | Trilogy International Partners LLC
Summary Of Significant Accounting Policies [Line Items]
Converted outstanding intercompany loan		$ 13,900
Debt conversion, shares issued | shares		10,920,280
Percentage increase in ownership due to conversion		1.00%
Percentage of ownership before conversion	63.90%	62.90%
Percentage of ownership after conversion	73.30%	63.90%
Purchase price in the form of cash	$ 1,400
Consolidated Subsidiaries
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents					37,700	39,300	37,700
Nueva Tel
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents					34,400	$ 27,000	34,400
Class A Unit Holders | Trilogy LLC
Summary Of Significant Accounting Policies [Line Items]
Percentage of voting right held						100.00%
Class C Unit Holders | Maximum
Summary Of Significant Accounting Policies [Line Items]
Lock-up provisions for redemption rights						24 months
Class C Unit Holders | Trilogy LLC
Summary Of Significant Accounting Policies [Line Items]
Equity interest in Trilogy LLC						47.00%
TIP INC [Member] | Trilogy LLC
Summary Of Significant Accounting Policies [Line Items]
Percentage of equity interest held						53.00%
2degrees | Trilogy LLC
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage						73.30%
Nueva Tel | Trilogy LLC
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage						71.50%
Other current liabilities and accrued expenses | Warrants
Summary Of Significant Accounting Policies [Line Items]
Warrant liability					6,600	$ 100	6,600
Wireless Service
Summary Of Significant Accounting Policies [Line Items]
Number of billing cycles for which Unused credit may be carried forward | BillingCycles				12
Total revenues						500,327	526,199	524,740
Wireless Service | Changes in Estimates
Summary Of Significant Accounting Policies [Line Items]
Total revenues				$ 1,700
Change in customer deposits and unearned revenue				$ (1,700)
Non-subscriber ILD and other Revenues
Summary Of Significant Accounting Policies [Line Items]
Total revenues						14,434	16,734	18,139
Amortization of imputed discount						2,400	2,100	$ 1,600
Accounting Standards Update 2014-09 | Maximum
Summary Of Significant Accounting Policies [Line Items]
Cumulative effect of applying new standard on accumulated deficit on pre-tax basis						8,000
Accounting Standards Update 2014-09 | Minimum
Summary Of Significant Accounting Policies [Line Items]
Cumulative effect of applying new standard on accumulated deficit on pre-tax basis						$ 4,000
Accounting Standards Update 2014-09 | Deferred Contract Costs | Scenario, Forecast | Maximum
Summary Of Significant Accounting Policies [Line Items]
Deferred contract cost average amortization period									3 years
Expected capitalized contract cumulative effect									$ 4,000
Accounting Standards Update 2014-09 | Deferred Contract Costs | Scenario, Forecast | Minimum
Summary Of Significant Accounting Policies [Line Items]
Deferred contract cost average amortization period									1 year
Expected capitalized contract cumulative effect									$ 2,000
Accounting Standards Update 2014-09 | Contract Assets | Scenario, Forecast | Maximum
Summary Of Significant Accounting Policies [Line Items]
Expected capitalized contract cumulative effect									6,000
Accounting Standards Update 2014-09 | Contract Assets | Scenario, Forecast | Minimum
Summary Of Significant Accounting Policies [Line Items]
Expected capitalized contract cumulative effect									$ 4,000
License costs | Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated Useful Life						20 years
License costs | Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated Useful Life						7 years
Spectrum licenses group one | 2degrees
Summary Of Significant Accounting Policies [Line Items]
Spectrum licenses, expiration year						2021
Spectrum licenses group two | 2degrees
Summary Of Significant Accounting Policies [Line Items]
Spectrum licenses, expiration year						2031
Subscriber relationships
Summary Of Significant Accounting Policies [Line Items]
Estimated Useful Life						7 years
Local Interconnection And Telecom Cooperative
Summary Of Significant Accounting Policies [Line Items]
Accounts receivable					27,000	$ 28,900	27,000
Allowance for doubtful billed accounts					$ 9,300	$ 6,300	$ 9,300
Equipment Installment Plan Receivables | Bolivia
Summary Of Significant Accounting Policies [Line Items]
Installment period for handsets bought using and EIP						18 months
Equipment Installment Plan Receivables | Maximum | New Zealand
Summary Of Significant Accounting Policies [Line Items]
Installment period for handsets bought using and EIP						36 months